UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2017

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Arizona - 1.5%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.920%	1/1/46	$6,000,000	$6,000,000	(a)(b)

California - 11.3%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	1.020%	10/1/25	300,000	300,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA, LOC-FNMA	0.960%	5/15/35	3,600,000	3,600,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.930%	3/1/47	1,600,000	1,600,000	(a)(b)
Health Facility, Dignity Health, LOC-Bank of Montreal	0.970%	3/1/47	1,025,000	1,025,000	(a)(b)
Health Facility, Dignity Health, LOC-Sumitomo Mitsui Banking	0.960%	7/1/35	400,000	400,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.990%	10/1/23	935,000	935,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.970%	8/1/20	360,000	360,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	1.100%	10/1/37	335,000	335,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	1.060%	6/1/40	100,000	100,000	(a)(b)
California State, GO, Kindergarten, LOC-Citibank N.A.	0.880%	5/1/34	490,000	490,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.890%	4/1/36	400,000	400,000	(a)(b)
Kaiser Permanente	0.890%	4/1/46	355,000	355,000	(a)(b)
Kaiser Permanente	0.890%	4/1/46	155,000	155,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.930%	8/15/36	1,550,000	1,550,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, LIQ-FHLMC	1.020%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, LIQ-FHLMC	1.020%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.900%	8/1/37	2,665,000	2,665,000	(a)(b)
Chino Basin, CA, Regional Financing Authority Revenue, Inland Empire Utilities Agency, LOC-Sumitomo Mitsui Banking	0.940%	6/1/32	4,390,000	4,390,000	(a)(b)
Elsinore Valley, CA, Municipal Water District, COP, LOC-Bank of America N.A.	0.940%	7/1/35	2,435,000	2,435,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, LIQ-FHLMC	0.980%	4/1/32	1,900,000	1,900,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refinancing Project, LOC-Union Bank N.A.	0.980%	11/1/23	1,900,000	1,900,000	(a)(b)
Otay, CA, COP, Capital Project, LOC-Union Bank N.A.	0.960%	9/1/26	590,000	590,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.940%	11/1/34	500,000	500,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.950%	4/1/38	900,000	900,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	1.030%	12/1/34	2,500,000	2,500,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Public Safety Project, LOC-Wells Fargo Bank N.A.	0.950%	4/1/39	$5,000	$5,000	(a)(b)
Public Safety Project, LOC-Wells Fargo Bank N.A.	0.960%	4/1/39	305,000	305,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Sumitomo Mitsui Banking	0.950%	4/1/36	3,200,000	3,200,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.970%	4/1/36	2,900,000	2,900,000	(a)(b)
University of California, CA, Revenue	0.930%	5/15/48	2,850,000	2,850,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC, LOC-FHLMC	1.000%	9/1/28	2,345,000	2,345,000	(a)(b)
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	1.030%	8/1/18	153,000	153,000	(a)(b)

Total California				45,323,000

Colorado - 0.1%
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.990%	7/1/27	409,000	409,000	(a)(b)

Connecticut - 2.6%
Connecticut Innovations Inc., CT, Revenue:
ISO New England Inc. Project, LOC-TD Bank N.A.	0.950%	12/1/39	5,000	5,000	(a)(b)
ISO New England Inc. Project, LOC-TD Bank N.A.	0.960%	12/1/39	2,710,000	2,710,000	(a)(b)
Connecticut State HEFA Revenue:
Trinity College, LOC-JPMorgan Chase	0.960%	7/1/34	5,000	5,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.980%	7/1/34	2,455,000	2,455,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	1.000%	5/15/34	3,570,000	3,570,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.980%	11/15/34	1,500,000	1,500,000	(a)(b)

Total Connecticut				10,245,000

District of Columbia - 0.4%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	1.010%	10/1/39	1,710,000	1,710,000	(a)(b)(c)

Florida - 9.7%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.940%	11/15/26	1,750,000	1,750,000	(a)(b)
Hospital Adventist Health System	0.940%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.950%	11/15/33	7,655,000	7,655,000	(a)(b)
Hospital Adventist Health System	0.970%	11/15/34	1,500,000	1,500,000	(a)(b)
Hospital Adventist Health System	0.950%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	1.010%	8/1/18	9,600,000	9,600,000	(a)(b)(c)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.940%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.960%	12/16/20	9,700,000	9,700,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB	1.020%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				39,045,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 3.9%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Inc., LOC-Wells Fargo Bank N.A.	0.920%	7/1/35	$900,000	$900,000	(a)(b)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	1.110%	4/1/32	3,240,000	3,240,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.990%	12/1/27	2,350,000	2,350,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	1.010%	11/1/20	1,995,000	1,995,000	(a)(b)(c)
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.950%	1/1/48	7,100,000	7,100,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.990%	5/1/32	100,000	100,000	(a)(b)

Total Georgia				15,685,000

Hawaii - 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	1.420%	7/1/39	3,205,000	3,205,000	(a)(b)
Queens Health System	1.420%	7/1/39	2,260,000	2,260,000	(a)(b)

Total Hawaii				5,465,000

Illinois - 3.8%
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	1.020%	10/1/34	2,040,000	2,040,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.960%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Latin School Project, LOC-JPMorgan Chase	1.020%	8/1/35	1,945,000	1,945,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	1.030%	8/15/42	1,845,000	1,845,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.960%	11/15/37	2,500,000	2,500,000	(a)(b)
University of Chicago Medical Center, LOC-Bank of America N.A.	0.920%	8/1/44	3,100,000	3,100,000	(a)(b)

Total Illinois				15,430,000

Indiana - 2.0%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	1.020%	7/1/31	1,275,000	1,275,000	(a)(b)(c)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.920%	10/1/40	100,000	100,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	1.000%	4/15/39	4,510,000	4,510,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.960%	5/1/34	1,940,000	1,940,000	(a)(b)

Total Indiana				7,825,000

Iowa - 1.0%
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	1.000%	2/15/39	2,830,000	2,830,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - (continued)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	1.110%	6/1/32	$1,130,000	$1,130,000	(a)(b)(c)

Total Iowa				3,960,000

Kentucky - 0.2%
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	1.010%	5/1/27	625,000	625,000	(a)(b)(c)

Maryland - 2.5%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ-FHLMC	1.000%	11/1/38	2,700,000	2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.970%	9/1/43	5,800,000	5,800,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.950%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.960%	7/1/36	795,000	795,000	(a)(b)

Total Maryland				10,195,000

Massachusetts - 5.2%
Massachusetts School Building Authority, TECP	0.940%	12/12/17	8,500,000	8,500,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.980%	9/1/31	2,325,000	2,325,000	(a)(b)
Partners Healthcare System Inc., LOC-Bank of New York Mellon	1.000%	7/1/48	2,500,000	2,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	1.040%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue, Harvard University	0.970%	7/1/35	400,000	400,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.950%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	1.010%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				20,690,000

Michigan - 1.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	1.050%	1/1/26	5,500,000	5,500,000	(a)(b)

Mississippi - 1.5%
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron USA Inc.	0.940%	11/1/35	3,500,000	3,500,000	(a)(b)
Chevron USA Inc.	0.940%	11/1/35	2,550,000	2,550,000	(a)(b)

Total Mississippi				6,050,000

Missouri - 1.8%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMorgan Chase	1.050%	3/1/24	1,125,000	1,125,000	(a)(b)
Missouri State HEFA Revenue:
St. Louis Priory School Project, LOC-U.S. Bank N.A.	1.030%	2/1/33	540,000	540,000	(a)(b)
St. Louis University, LOC-Wells Fargo Bank N.A.	0.920%	10/1/35	370,000	370,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - (continued)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-Guaranty Bank & FHLB	1.020%	9/1/26	$1,505,000	$1,505,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-Enterprise Bank & Trust	1.060%	12/1/29	3,615,000	3,615,000	(a)(b)(c)

Total Missouri				7,155,000

New Hampshire - 1.6%
Cheshire County, NH, GO, TAN	2.000%	12/29/17	6,500,000	6,505,032

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, LOC-Wells Fargo Bank N.A.	0.960%	7/1/36	100,000	100,000	(a)(b)

New York - 27.9%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	1.020%	10/1/35	485,000	485,000	(a)(b)
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.980%	7/1/38	100,000	100,000	(a)(b)
Erie County, NY, GO, RAN	2.000%	6/30/18	4,000,000	4,025,320
Hilton, NY, CSD, GO, BAN	2.000%	6/28/18	1,595,152	1,602,825
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	1.040%	12/1/20	700,000	700,000	(a)(b)(c)
Massapequa, NY, Union Free School District, GO, TAN	2.000%	2/22/18	3,000,000	3,007,080
Mount Sinai, NY, Union Free School District, GO, TAN	2.250%	6/27/18	6,400,000	6,437,830
MTA, NY, Revenue:
LOC-Bank of Montreal	0.970%	11/1/35	2,510,000	2,510,000	(a)(b)
LOC-Royal Bank of Canada	0.980%	11/1/35	1,395,000	1,395,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.950%	11/15/50	2,175,000	2,175,000	(a)(b)
Nassau County, NY, Interim Finance Authority Revenue, Sales Tax Secured, SPA-Sumitomo Mitsui Banking	0.990%	11/15/21	6,100,000	6,100,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.940%	8/1/29	2,700,000	2,700,000	(a)(b)
New York City, NY, GO:
LIQ-JPMorgan Chase	0.940%	3/1/40	1,275,000	1,275,000	(a)(b)
LOC-Mizuho Corporate Bank	0.960%	4/1/42	240,000	240,000	(a)(b)
LOC-PNC Bank N.A.	0.960%	8/1/41	1,150,000	1,150,000	(a)(b)
SPA-JPMorgan Chase	0.940%	8/1/38	4,100,000	4,100,000	(a)(b)
Subordinated, LOC-TD Bank N.A.	0.950%	4/1/36	300,000	300,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Sustainable Neighborhood, LIQ-Citibank N.A.	0.950%	5/1/20	3,350,000	3,350,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, LOC-Citibank N.A.	1.010%	6/1/40	2,970,000	2,970,000	(a)(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.940%	7/1/25	5,175,000	5,175,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2016, SPA-PNC Bank N.A.	0.970%	6/15/48	4,500,000	4,500,000	(a)(b)
Second General Resolution, SPA-Royal Bank of Canada	0.940%	6/15/48	1,440,000	1,440,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-JPMorgan Chase	0.940%	2/1/45	$2,500,000	$2,500,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.940%	11/1/22	2,400,000	2,400,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.940%	11/1/22	2,255,000	2,255,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, Metropolitan Museum of Art	0.990%	10/1/36	300,000	300,000	(a)(b)
New York State Dormitory Authority Revenue:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.990%	7/1/25	100,000	100,000	(a)(b)
Cornell University, SPA-Bank of New York Mellon	0.980%	7/1/33	200,000	200,000	(a)(b)
Metropolitan Museum of Art	0.970%	7/1/23	900,000	900,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.980%	7/1/33	2,160,000	2,160,000	(a)(b)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.930%	11/1/41	2,900,000	2,900,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.980%	11/1/41	7,700,000	7,700,000	(a)(b)(c)
625 West 57th Street, LOC-Bank of New York Mellon	0.930%	5/1/49	5,020,000	5,020,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	0.930%	5/1/49	840,000	840,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.990%	11/1/46	5,905,000	5,905,000	(a)(b)
New York State LGAC Revenue:
Senior Lien, SPA-JPMorgan Chase	0.980%	4/1/21	840,000	840,000	(a)(b)
Subordinated Lien, SPA-JPMorgan Chase	1.020%	4/1/20	400,000	400,000	(a)(b)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.990%	3/15/33	3,195,000	3,195,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.970%	11/1/36	2,035,000	2,035,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.920%	12/1/29	1,300,000	1,300,000	(a)(b)
South Colonie, NY, CSD, GO, BAN	2.250%	7/13/18	4,570,000	4,598,242
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.980%	1/1/32	3,500,000	3,500,000	(a)(b)
LOC-Landesbank Hessen-Thuringen	0.970%	11/1/32	3,835,000	3,835,000	(a)(b)
West Hempstead, NY, Union Free School District, GO, TAN	2.000%	6/22/18	3,000,000	3,014,924
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.950%	11/1/24	270,000	270,000	(a)(b)

Total New York				111,906,221

North Carolina - 0.8%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.940%	7/1/36	385,000	385,000	(a)(b)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.960%	6/1/37	2,120,000	2,120,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.950%	10/1/38	$700,000	$700,000	(a)(b)

Total North Carolina				3,205,000

North Dakota - 0.5%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.980%	7/1/39	1,900,000	1,900,000	(a)(b)

Ohio - 0.2%
Ohio State, GO, Common Schools	0.950%	6/15/26	795,000	795,000	(a)(b)

Oregon - 1.1%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.990%	8/1/34	4,570,000	4,570,000	(a)(b)

Pennsylvania - 3.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC-PNC Bank N.A.	0.970%	5/1/31	3,000,000	3,000,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.970%	3/1/24	1,500,000	1,500,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.980%	1/1/34	4,370,000	4,370,000	(a)(b)
Philadelphia, PA, Authority For IDR, Gift of Life Donor Programme Project, LOC-TD Bank N.A.	0.950%	12/1/34	1,100,000	1,100,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.980%	11/1/29	2,060,000	2,060,000	(a)(b)

Total Pennsylvania				12,030,000

South Carolina - 0.5%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.940%	9/1/19	1,945,000	1,945,000	(a)(b)

South Dakota - 0.6%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	1.000%	1/1/44	2,420,000	2,420,000	(a)(b)

Texas - 7.7%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.960%	12/1/24	1,025,000	1,025,000	(a)(b)
Methodist Hospital	0.960%	12/1/27	3,575,000	3,575,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp. Revenue, Methodist Hospital	0.960%	12/7/17	5,000,000	5,000,000
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System	0.960%	12/1/41	6,445,000	6,445,000	(a)(b)
Methodist Hospital System	0.960%	12/1/41	600,000	600,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.960%	8/1/37	7,105,000	7,105,000	(a)(b)
Texas State, GO, SPA-Sumitomo Mitsui Banking	0.970%	12/1/47	2,995,000	2,995,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.930%	7/1/38	855,000	855,000	(a)(b)
University of Texas, TX, Revenue, Financing System, LIQ-University of Texas Investment Management Co.	0.930%	8/1/39	3,250,000	3,250,000	(a)(b)

Total Texas				30,850,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.7%
Murray City, UT, Hospital Revenue, IHC Health Services Inc.	0.980%	5/15/36	$3,000,000	$3,000,000	(a)(b)

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.940%	10/1/38	200,000	200,000	(a)(b)

Virginia - 0.9%
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtedness, SPA-Bank of America N.A.	0.960%	1/1/30	3,705,000	3,705,000	(a)(b)

Washington - 4.0%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	1.020%	11/1/23	715,000	715,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.960%	12/1/38	6,815,000	6,815,000	(a)(b)
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	1.230%	10/1/22	960,000	960,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	1.180%	10/1/22	1,200,000	1,200,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.960%	10/1/29	1,230,000	1,230,000	(a)(b)
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.960%	10/1/29	100,000	100,000	(a)(b)
Panorama Project, LOC-Wells Fargo Bank N.A.	0.960%	4/1/43	1,215,000	1,215,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.980%	5/1/28	3,945,000	3,945,000	(a)(b)

Total Washington				16,180,000

TOTAL INVESTMENTS - 99.9% (Cost - $400,623,253)				400,623,253
Other Assets in Excess of Liabilities - 0.1%				507,802

TOTAL NET ASSETS - 100.0%				$401,131,055

(a)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2017

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$400,623,253	—	$400,623,253

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018